UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

                                                  6325 La Valle Plateada

                                                          P.O. Box 205

                                                   Rancho Santa Fe, CA

                                                       92067

                                                                           (Address of principal executive offices)

                                                                       (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Large Cap Value Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Agriculture Chemicals
4,000	Mosaic Co.	$ 238,920	1.75%

Air Courier Services
2,000	FedEx Corporation +	166,900	1.22%

Aircraft Engines & Engine Parts
1,500	United Technologies Corp.	104,115	0.76%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
5,500	HJ Heinz Co.	235,180	1.72%

Computer & Office Equipment
5,000	Hewlett-Packard Company +	257,550	1.88%

Crude Petroleum & Natural Gas
1,500	Apache Corp. +	154,755
3,000	Cenovus Energy Inc. * (Canada)	75,600
3,000	EnCana Corp. (Canada)	97,170
2,500	Noble Energy, Inc. +	178,050
5,500	Occidental Petroleum Corporation +	447,425
		953,000	6.97%

Electric & Other Services
5,000	Exelon Corp.	244,350	1.79%

Electric Services
7,000	American Electric Power Co. Inc. +	243,530
3,500	Entergy Corp.	286,440
6,000	Southern Co.	199,920
		729,890	5.34%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,000	Emerson Electric Co.	383,400	2.81%

Fats & Oils
13,000	Archer-Daniels-Midland Co. +	407,030	2.98%

Fire, Marine & Casualty Insurance
5,500	The Chubb Corporation +	270,490	1.98%

Food and Kindred Products
6,000	Kraft Foods Inc.	163,080	1.19%

Gas & Other Services Combined
5,500	Sempra Energy	307,890	2.25%

Hospitals & Medical Service Plans
5,000	Aetna Inc. +	158,500
6,000	UnitedHealth Group, Inc. +	182,880
		341,380	2.50%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,000	VF Corp.	219,720	1.61%

Oil & Gas Field Machinery & Equipment
5,000	Baker Hughes Inc.	202,400
5,000	National Oilwell Varco, Incorporated	220,450
		422,850	3.09%

Oil, Gas Field Services, NBC
7,800	Schlumberger Limited	507,702	3.72%

Petroleum Refining
6,000	Chevron Corp. +	461,940
4,500	Exxon Mobil Corp.	306,855
3,000	Murphy Oil Corporation +	162,600
6,400	Suncor Energy Inc. (Canada)	225,984
		1,157,379	8.47%

Pharmaceutical Preparations
6,501	Pfizer Inc.	118,253	0.87%

Railroads, Line-Haul Operating
3,000	Burlington Northern Santa Fe Corp.	295,860
4,000	Canadian National Railway Company + (Canada)	217,440
4,500	Norfolk Southern Corp. +	235,890
		749,190	5.48%

Retail - Department Stores
6,000	J. C. Penney Company, Inc.	159,660	1.17%

Retail - Eating Places
6,000	McDonald's Corp. +	374,640	2.74%

Retail - Variety Stores
6,500	Costco Wholesale Corp. +	384,605	2.81%

Rubber & Plastic Footwear
3,500	Nike Inc.	231,245	1.69%

Search, Detection, Navigation, Guidance, Aeronautical Systems
4,500	Raytheon Company	231,840	1.70%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co.	424,410	3.11%

Tobacco Products
6,000	Altria Group Inc.	117,780
3,500	Philip Morris International, Inc.	168,665
		286,445	2.10%

Wholsale-Drugs Properties & Druggists' Sundries
4,000	McKesson Corporation	250,000	1.83%

Total for Common Stocks (Cost $8,519,695)		10,321,114	75.53%

EXCHANGE TRADED FUNDS
1,000	DIAMONDS Trust, Series 1	104,070	0.76%
Total for Exchange Traded Funds (Cost $89,610)

Money Market Funds
3,266,620	Fidelity Money Market Pt Cl Select 0.23% ***	3,266,620
Total for Money Market Funds (Cost $3,266,620)		3,266,620	23.90%

	Total Investments	13,691,804	100.19%
	(Identified Cost $11,875,925)

	Liabilities in Excess of Other Assets	(26,632)	-0.19%

	Net Assets	$ 13,665,172	100.00%

Neiman Large Cap Value Fund
	Schedule of Written Options
	December 31, 2009 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Aetna Inc.
January 2010 Calls @ 32.00	2,000	1,700

American Electric Power Co. Inc.
January 2010 Calls @ 32.00	2,000	5,800

Apache Corp.
January 2010 Calls @ 110.00	1,500	450

Archer-Daniels-Midland Co.
January 2010 Calls @ 33.00	2,000	300

Canadian National Railway Company
January 2010 Calls @ 55.00	1,000	850

Chevron Corp.
January 2010 Calls @ 80.00	1,000	220

The Chubb Corporation
January 2010 Calls @ 50.00	1,000	700

Costco Wholesale Corp.
January 2010 Calls @ 60.00	1,000	600

FedEx Corporation
January 2010 Calls @ 90.00	1,000	250

Hewlett-Packard Company
January 2010 Calls @ 50.00	1,000	1,900

McDonald's Corp.
January 2010 Calls @ 65.00	1,000	210

Murphy Oil Corporation
January 2010 Calls @ 65.00	1,000	50

Noble Energy, Inc.
January 2010 Calls @ 80.00	1,000	100

Norfolk Southern Corp.
January 2010 Calls @ 55.00	1,000	250

Occidental Petroleum Corporation
January 2010 Calls @ 90.00	1,000	50

United Technologies Corp.
January 2010 Calls @ 30.00	2,000	2,400

Total (Premiums Received $35,140)		$ 15,830

* Non-Income Producing Security.
** ADR - American Depository Receipt
*** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2009.
+ Portion or all of the security is pledged as collateral for call options written.

NOTES TO FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2009 was $11,875,925, and premiums received from options written were $35,140.

At December 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $2,017,050

      ($181,861)                                 $1,835,189

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in note 3.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 - 2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SUBSEQUENT EVENTS:

Management has evaluated subsequent events through March 1, 2010, the date the financial statements were issued.

3. SECURITIES VALUATIONS

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are valued at their last ask price and are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,321,114	$0	$0	$10,321,114
Exchange Traded Funds	$104,070	$0	$0	$104,070
Money Market Funds	$3,266,620	$0	$0	$3,266,620
Total	$13,691,804	$0	$0	$13,691,804

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$15,830	$0	$15,830
Total	$0	$15,830	$0	$15,830

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the three month period ended December 31, 2009.

4. WRITTEN OPTIONS

As of December 31, 2009, Fund portfolio securities valued at $1,107,605 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three months ended December 31, 2009 were as follows:

Number of

Premiums

Contracts

Received

Options outstanding at September 30, 2009

                500

                          $88,167

Options written

    225

              $37,612

Options terminated in closing purchase transactions

                 (11)

                           ($1,309)

Options expired

   (180)

             ($24,416)

Options exercised

   (329)

             ($64,914)

Options outstanding at December 31, 2009

                205

                          $35,140

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                      Asset                                                             Liability

                                              Derivatives                                                        Derivatives

Equity contracts                                                    Call options written               ($15,830)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2009 by the Fund are recorded in the following locations in the Statement of Operations:

                                                              Realized                                                    Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options          $21,949       Appreciation/(Depreciation)        $63,383

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:           2 - 26 - 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

     Harvey Neiman

      President

Date:           2 - 26 - 2010

By: /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:             2/26/10